Costs - Detailed Information of Inventory Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of details of inventory costs [abstract]
Inventories at the beginning of the fiscal year		$ 1,500	[1]	$ 1,191	[1]	$ 1,346
Purchases		6,212		4,052		2,326
Production costs	[2]	7,704		6,880		6,183
Translation differences		(13)		(6)		(8)
Adjustment for inflation	[3]	19		12		7
Inventories at the end of the fiscal year	[1]	(1,738)		(1,500)		(1,191)
Total		$ 13,684		$ 10,629		$ 8,663

[1]	As of December 31, 2022, 2021 and 2020, the cost of inventories does not exceed their net realizable value.
[2]	See Note 26.
[3]	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.